Restructuring Costs, Net - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended			3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended		3 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014 Employees	Sep. 30, 2013 Operations	Sep. 30, 2013 Land, Building and Equipment [Member]	Sep. 30, 2014 Autoparts Holdings [Member]	Sep. 30, 2014 Autoparts Holdings [Member] Employees	Dec. 31, 2013 Autoparts Holdings [Member] Land, Building and Equipment [Member]	Sep. 30, 2013 China [Member] Employees	Sep. 30, 2014 China [Member] Autoparts Holdings [Member]	Sep. 30, 2013 Involuntary Employee Terminations [Member]	Sep. 30, 2013 Involuntary Employee Terminations [Member]	Sep. 30, 2014 Involuntary Employee Terminations [Member] Autoparts Holdings [Member]
Restructuring Cost and Reserve [Line Items]
Professional costs		$ 200,000	$ 1,100,000	$ 200,000
Manufacturing footprint optimization costs	100,000		700,000				500,000
Employee retention costs	100,000		100,000
Number of employees terminated due to restructuring plan			79						61
Severance costs		100,000	800,000	400,000							500,000	1,600,000	700,000
Relocation costs	100,000		300,000
Estimated termination benefits							1,800,000
Expected number of employees to be impact by restructuring plan							232
Expected plant closure date							Sep. 30, 2014
Equipment relocation and installation and facility closing and integration costs						5,300,000	8,000,000
Impairment charge related to land, building and equipment					300,000			1,800,000
Remaining assets classified as assets held for sale						1,400,000	1,400,000
Accrued and unpaid termination benefits cost						500,000	500,000
Gain on sale of equipment	100,000		200,000				100,000
Asset impairments	250,000		250,000	760,000			300,000
Residual closing costs										100,000
Lease termination and asset retirement obligation costs				100,000
Impairment charge				500,000
Other closing costs				100,000
Number of manufacturing operations plan to close and relocate from Chinese subsidiaries to existing U.S. facilities				1
Deferred curtailed gain				$ 300,000